Share-Based Compensation - Schedule of Activities of Original Option Units (Details) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Original Option Units [Member]
Schedule of Activities of Original Option Units [Line Items]
Number of Units, Ending (in Shares)	19,957,442	21,570,097
Weighted average exercise price, Ending	$ 0.4	$ 0.35
Weighted average grant date fair value, Ending	$ 0.32	$ 0.29
Weighted average remaining contractual years, Ending	4 years 10 months 17 days	4 years 4 months 6 days
Aggregate intrinsic value, Ending (in Dollars)	$ 71,540
Number of Units, Expected to be vested (in Shares)		21,570,097
Weighted average exercise price, Expected to be vested		$ 0.35
Weighted average grant date fair value, Expected to be vested		$ 0.29
Weighted average remaining contractual years, Expected to be vested		4 years 4 months 6 days
Aggregate intrinsic value, Expected to be vested (in Dollars)
Number of Units, Exercisable (in Shares)		17,756,231
Weighted average exercise price, Exercisable		$ 0.33
Weighted average grant date fair value, Exercisable		$ 0.27
Weighted average remaining contractual years, Exercisable		3 years 7 months 2 days
Aggregate intrinsic value, Exercisable (in Dollars)
Number of Units, Granted (in Shares)		1,812,220
Weighted average exercise price, Granted		$ 0.16
Weighted average grant date fair value, Granted
Weighted average remaining contractual years, Granted
Aggregate intrinsic value, Granted (in Dollars)
Number of Units, Forfeited (in Shares)		(199,565)
Weighted average exercise price, Forfeited		$ 0.51
Weighted average grant date fair value, Forfeited
Weighted average remaining contractual years, Forfeited
Aggregate intrinsic value, Forfeited (in Dollars)
Original Additional Option Units [Member]
Schedule of Activities of Original Option Units [Line Items]
Number of Units, Ending (in Shares)	528,942	509,543
Weighted average exercise price, Ending	$ 0.82	$ 0.81
Weighted average grant date fair value, Ending	$ 0.58	$ 0.58
Weighted average remaining contractual years, Ending	10 days
Aggregate intrinsic value, Ending (in Dollars)
Number of Units, Expected to be vested (in Shares)		509,543
Weighted average exercise price, Expected to be vested		$ 0.81
Weighted average grant date fair value, Expected to be vested		$ 0.58
Weighted average remaining contractual years, Expected to be vested
Aggregate intrinsic value, Expected to be vested (in Dollars)
Number of Units, Exercisable (in Shares)		509,543
Weighted average exercise price, Exercisable		$ 0.81
Weighted average grant date fair value, Exercisable		$ 0.58
Weighted average remaining contractual years, Exercisable
Aggregate intrinsic value, Exercisable (in Dollars)
Number of Units, Forfeited (in Shares)		(19,399)
Weighted average exercise price, Forfeited		$ 1.06
Weighted average grant date fair value, Forfeited
Weighted average remaining contractual years, Forfeited
Aggregate intrinsic value, Forfeited (in Dollars)
Restricted Share Units [Member]
Schedule of Activities of Original Option Units [Line Items]
Number of Units, Ending (in Shares)	13,545,875	13,166,172
Weighted average exercise price, Ending	$ 0	$ 0
Weighted average grant date fair value, Ending	$ 0.62	$ 0.61
Aggregate intrinsic value, Ending (in Dollars)	$ 2,786,010	$ 1,875,834
Number of Units, Exercised (in Shares)		(379,703)
Weighted average exercise price, Exercised		$ 0
Weighted average grant date fair value, Exercised
Aggregate intrinsic value, Exercised (in Dollars)
Number of Units, Expected to be vested (in Shares)		13,166,172
Weighted average exercise price, Expected to be vested		$ 0
Weighted average grant date fair value, Expected to be vested		$ 0.61
Aggregate intrinsic value, Expected to be vested (in Dollars)		$ 1,875,834